Currency translation rates (Detail)		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
1 USD
Foreign Exchange Rates [Line Items]
Spot rate		0.99	0.95	0.96	0.99	0.96	0.97
Average rate	[1]	0.99	0.94	0.97	0.97	0.99
1 EUR
Foreign Exchange Rates [Line Items]
Spot rate		1.16	1.17	1.1	1.16	1.1	1.17
Average rate	[1]	1.17	1.16	1.09	1.16	1.08
1 GBP
Foreign Exchange Rates [Line Items]
Spot rate		1.31	1.34	1.25	1.31	1.25	1.32
Average rate	[1]	1.33	1.32	1.26	1.32	1.26
100 JPY
Foreign Exchange Rates [Line Items]
Spot rate		0.89	0.9	0.85	0.89	0.85	0.86
Average rate	[1]	0.9	0.88	0.87	0.89	0.88

[1]
Monthly income statement items of foreign operations with a functional currency other than the Swiss franc are translated with month-end rates into Swiss francs. Disclosed average rates for a quarter represent an average of three month-end rates, weighted according to the income and expense volumes of all foreign operations of the Group with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for the Group.